Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
15.	RELATED PARTY TRANSACTIONS

a) Principal related parties

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	Entities controlled by a shareholder of the Group
Kingsoft and its subsidiaries (“Kingsoft Group”)	Entities controlled by a shareholder of the Group
Matrix Partners China IV Hong Kong Limited (“Matrix Partners”)	Entities controlled by a director of the Group
Xiaomi and its subsidiaries (“Xiaomi Group”)	Entities controlled by a director of the Group
Beijing OrionStar Technology Co., Ltd. (“Beijing OrionStar”)	Entities controlled by a director of the Group
Baomi Technology	Former equity investees (note 3)

b) In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2015, 2016 and 2017:

			For the years ended December 31,
			2015	2016	2017
			RMB	RMB	RMB	US$
Corporate, technical support and leasing services received from:	(i	)
Kingsoft Group			7,588	26,613	28,596	4,395
Tencent Group			—	—	17,399	2,674
Licensing fees paid to:	(ii	)
Kingsoft Group			9,129	12,162	8,435	1,296
Promotion services received from:	(iii	)
Kingsoft Group			28,231	22,599	8,142	1,251
Tencent Group			41,599	39,069	30,695	4,718
Xiaomi Group			47,826	59,377	61,042	9,382
Promotion services provided to:	(iv	)
Tencent Group			293,510	153,650	58,669	9,017
Technical support services provided to:	(v	)
Beijing OrionStar			—	—	10,920	1,678
Capital injection provided to:
Beijing OrionStar (note 4)			—	—	264,768	40,694
Capital injection received from:
Matrix Partners (note 19)			—	—	151,419	23,273
Sales of products to:
Baomi Technology	(vi	)	12,701	—	—	—

(i)	In 2015, 2016 and 2017, the Group entered into agreements with Kingsoft Group and Tencent Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group.
(ii)

On January 1, 2009, Kingsoft Japan entered into an exclusive licensing agreement with Kingsoft Group, pursuant to which Kingsoft Group granted Kingsoft Japan the exclusive right to use certain office software within Japan and to sub-license such software to original equipment manufacturers in Japan solely for their self-use and sale of products and services.

(iii)	In 2015, 2016 and 2017, the Group entered into agreements with Kingsoft Group, Tencent Group and Xiaomi Group for promotion services ranging from one to two years.
(iv)	In 2015, 2016 and 2017, the Group entered into a series of agreements with Tencent Group to provide online advertising services.
(v)	In 2017, the Group entered into a series of agreements with Beijing OrionStar to provide technical support services.
(vi)	In 2015, the Group entered into a series of agreements with Baomi Technology to sell purifiers.

c) The balances between the Group and its related parties as of December 31, 2016 and 2017 are listed below:

(1) Amount due from related parties

	As of December 31,
	2016	2017
	RMB	RMB	US$
Kingsoft Group	15,262	16,227	2,494
Xiaomi Group	7,694	13,395	2,059
Tencent Group	14,412	11,598	1,782
Other related parties (i)	6,910	18,048	2,775

Total	44,278	59,268	9,110

(2) Amount due to related parties

	As of December 31,
	2016	2017
	RMB	RMB	US$
Kingsoft Group	26,247	16,146	2,482
Xiaomi Group	11,638	26,072	4,007
Tencent Group	26,421	36,591	5,624
Other related parties (i)	6,861	3,001	461

Total	71,167	81,810	12,574

All the balances with related parties as of December 31, 2016 and 2017 were unsecured and repayable on demand. Nil and RMB8,282 allowance for doubtful accounts was recognized for the amount due from related parties for the years ended December 31, 2015 and 2016. RMB7,312 (US$1,124) allowance for doubtful accounts was reversed for the amount due from related parties for the years ended December 31, 2017.

(i)	The balances mainly represent services received from or provided to the Group’s equity investees and entities controlled by a director of the Group in the ordinary course of business.